Derivative financial instruments and risk management (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Management of foreign currency cash flow, maximum period (in years)	P5Y
Deferred net losses, foreign currency exchange rate risk, to be reclassified from equity to current earnings over the next twelve months	$ 24
Deferred net losses, interest rate risk, to be reclassified from equity to current earnings over the next twelve months	3
Loss on Interest Rate Derivative Instruments Not Designated as Hedging Instruments		$ 149
Commodity forward and option contracts, maximum period (in years)	5 years